Operating Income (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Income [Abstract]
Schedule of Other Income
The breakdown of Other income is as follows:

Other income	Year ended
(in € thousands)	2020/12/31	2021/12/31	2022/12/31
CIR tax credit	6,020	5,282	6,017
Other operating income	968	223	320
Government grants and subsidies	5	5	34
TOTAL	6,993	5,510	6,371